STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Restricted Stock Activity
The following table summarizes activity during 2020 with respect to restricted shares (shares in thousands):

	Restricted Shares	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2019	896	$21.27
Granted	937	$20.64
Forfeited	(109)	$20.74
Vested	(228)	$22.25
Outstanding at December 31, 2020	1,496	$20.76
The following table summarizes activity during 2020 with respect to RSUs (units in thousands):

	PBRSUs	Weighted-Average Grant Date Fair Value	MBRSUs	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2019	594	$21.07	289	$13.30
Granted	191	$21.00	125	$11.46
Vested	(119)	$21.97	(79)	$10.51
Forfeited (1)	(116)	$19.57	(24)	$13.30
Outstanding at December 31, 2020 (1)	550	$19.62	311	$13.26
(1)The weighted-average grant date fair values of PBRSUs forfeited in 2020 and outstanding as of December 31, 2020, reflect the modifications noted above.

Schedule of Assumptions	The Company's assumptions used as inputs into the valuation process are based on the expected life, which matches the applicable vesting period.
The following weighted-average assumptions were used as inputs into the valuation of the MBRSUs granted during the fiscal years indicated:

	2020	2019	2018
Weighted-average grant date fair value	$11.46	$14.75	$13.87
Assumptions used to compute fair value :
Volatility	28.3%	28.6%	27.3%
Risk free interest rate	1.3%	2.5%	2.3%
Expected life	3 years	3 years	3 years
Expected dividend yield	3.1%	2.9%	2.8%

Schedule of Stock Options Activity
The following table summarizes activity during 2020 with respect to stock options (shares in thousands):

	Shares under Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2019	110	$20.83
Granted	—	—
Outstanding at December 31, 2020	110	$20.83	7.1	$—
Exercisable at December 31, 2020	20	$22.59	2.6	$—